VIE Structure and Arrangements (Detail Textuals) ¥ in Millions, $ in Millions		6 Months Ended	12 Months Ended
	Apr. 05, 2016 CNY (¥)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Apr. 06, 2016	Jan. 31, 2016 USD ($)	Jan. 31, 2016 CNY (¥)
Sinotop Beijing
Variable Interest Entity [Line Items]
Capital injection to SSF | $		$ 0.2
SSF
Variable Interest Entity [Line Items]
Capital injection to SSF | $			$ 0.2
SSF | Lan Yang
Variable Interest Entity [Line Items]
Percentage of variable interest entity	99.00%
SSF | Yun Zhu
Variable Interest Entity [Line Items]
Percentage of variable interest entity	1.00%
Contractual agreements | Sinotop Beijing
Variable Interest Entity [Line Items]
Percentage rights to the economic benefits							100.00%	100.00%
Percentage of service fee received							100.00%	100.00%
Contractual agreements | Sinotop Beijing | YOD WFOE
Variable Interest Entity [Line Items]
Registered capital		1.6	1.6	¥ 10.6	¥ 10.6
Contractual agreements | SSF | YOD WFOE
Variable Interest Entity [Line Items]
Registered capital		$ 4.2	$ 4.2	¥ 27.6	¥ 27.6		$ 7.5	¥ 50.0
Technical service agreement | Sinotop Beijing | YOD WFOE
Variable Interest Entity [Line Items]
Percentage of service fee received	30.00%		30.00%		30.00%
Technical service agreement | SSF | YOD WFOE | Minimum
Variable Interest Entity [Line Items]
Percentage of service fee received	20.00%
Technical service agreement | SSF | YOD WFOE | Maximum
Variable Interest Entity [Line Items]
Percentage of service fee received	30.00%
Management services agreement | Sinotop Beijing | YOD Hong Kong
Variable Interest Entity [Line Items]
Percentage of service fee received		100.00%	100.00%	100.00%	100.00%
Term of agreement		20 years	20 years
Management services agreement | SSF | YOD Hong Kong
Variable Interest Entity [Line Items]
Percentage of service fee received						100.00%
Loan Agreement | YOD WFOE
Variable Interest Entity [Line Items]
Loans payable | ¥	¥ 19.8
Loan Agreement | Nominee Shareholders
Variable Interest Entity [Line Items]
Loans payable | ¥	¥ 0.2
Loan Agreement | SSF | Lan Yang
Variable Interest Entity [Line Items]
Registered capital		$ 4.2	$ 4.2	¥ 27.6	¥ 27.6
Loans payable		$ 4.2	$ 4.2	¥ 27.6	¥ 27.6